Redeemable Convertible Preferred Stocks - Summary of Redeemable Convertible Preferred Stocks (Detail)	12 Months Ended
Dec. 31, 2018 ₩ / shares shares
Redeemable Convertible Preferred Stocks [abstract]
Issuer	Eleven Street Co., Ltd.
Number of shares issued | shares	1,863,093
Issue price	₩ 268,371
Voting rights	1 voting right per 1 share
Dividend rate	6% of the issue price per annum (cumulative, non-participating) The obligatory dividend rate of the Parent Company is 1% of the issue price per annum
Conversion period	From 6 months after the date of issue to 1 business day before the expiration date of the redemption period
Conversion ratio	[Issue price ÷ Conversion price at the date of conversion] per share
Conversion price	₩ 268,371
Refixing clauses	• In the case when spin-off, merger, split merger of the company, comprehensive stock exchange or transfer and decrease in capital, ("merger and others"), conversion price is subject to refixing to guarantee the value that the holder could earn the day right before the circumstances arise. • In the case when this preferred share is split or merged, the conversion prices is subject to refixing to correspond with the split or merge ratio.
Redemption period	Two months from September 30, 2023 to December 31, 2047 at the choice of the issuer.
Redemption party	Eleven Street Co., Ltd.
Redemption price	Amounts realizing the internal rate of return to be 3.5% at the date of actual redemption
Claim to the residue	Preferential to the common shares